SCHEDULE OF EXPLORATION COSTS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
IfrsStatementLineItems [Line Items]
Property taxes paid	$ 36,198	$ 29,692	$ 87,188
Geology		82,931	27,509
Drilling		409,741	150,222
Equipment used		11,950	5,754
Assay costs	192	58,433
Camp costs (including meals and travel)	1,430	53,470	30,938
Value added tax on exploration costs		103,732
Total exploration costs	37,820	749,949	301,611
Farellon Project [Member]
IfrsStatementLineItems [Line Items]
Property taxes paid	10,301	8,440	24,321
Geology		82,931	27,509
Drilling		409,741	150,222
Equipment used		11,950	5,754
Assay costs	192	58,433
Camp costs (including meals and travel)	1,430	53,470	30,938
Value added tax on exploration costs		103,732
Total exploration costs	11,923	728,697	238,744
Perth Project [Member]
IfrsStatementLineItems [Line Items]
Property taxes paid	23,879	19,596	52,151
Geology
Drilling
Equipment used
Assay costs
Camp costs (including meals and travel)
Value added tax on exploration costs
Total exploration costs	23,879	19,596	52,151
Mateo Project [Member]
IfrsStatementLineItems [Line Items]
Property taxes paid	2,018	1,656	10,716
Geology
Drilling
Equipment used
Assay costs
Camp costs (including meals and travel)
Value added tax on exploration costs
Total exploration costs	$ 2,018	$ 1,656	$ 10,716